John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 5/31/2023

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.9%
Equity - 85.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	60,144	$2,526,049
Capital Appreciation, Class NAV, JHF II (Jennison)	143,888	1,759,751
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	152,260	1,315,530
Disciplined Value, Class NAV, JHF III (Boston Partners)	115,307	2,347,646
Disciplined Value International, Class NAV, JHIT (Boston Partners)	156,115	2,171,559
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	398,533	3,431,365
Equity Income, Class NAV, JHF II (T. Rowe Price)	184,207	3,242,043
Financial Industries, Class NAV, JHIT II (MIM US) (B)	40,196	520,132
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	30,988	1,880,013
International Dynamic Growth, Class NAV, JHIT (Axiom)	90,031	880,500
International Growth, Class NAV, JHF III (Wellington)	41,365	972,501
International Small Company, Class NAV, JHF II (DFA)	87,288	848,436
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	706,619	6,352,506
Mid Cap Growth, Class NAV, JHIT (Wellington)	172,793	2,298,150
Mid Value, Class NAV, JHF II (T. Rowe Price)	196,032	2,918,910
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	35,341	449,186
Small Cap Value, Class NAV, JHF II (Wellington)	32,116	527,339
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	861,200	7,630,233
Fixed income - 3.1%
Bond, Class NAV, JHSB (MIM US) (B)	19,765	266,239
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	41,434	295,840
High Yield, Class NAV, JHBT (MIM US) (B)	101,381	296,033
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	69,981	644,523
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	152,752	728,628
Science & Technology, Class NAV, JHF II (T. Rowe Price)	163,792	253,878

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $46,944,981)		$44,556,990
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	53,842	514,734
Fidelity International Index Fund	11,012	486,275
Fidelity Mid Cap Index Fund	45,625	1,189,898
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	48,123	$1,045,224

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,372,686)		$3,236,131
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	274	0
Health care - 0.0%
NMC Health PLC (C)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	37	110
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	1,110	30

TOTAL COMMON STOCKS (Cost $276)		$140
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$441,000	148,771
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	962,700	330,406
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	1,045,200	371,348
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	740,000	274,025

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,315,340)		$1,124,550
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	11,112	111,069

TOTAL SHORT-TERM INVESTMENTS (Cost $109,789)		$111,069
Total investments (Cost $51,743,072) - 100.0%		$49,028,880
Other assets and liabilities, net - 0.0%		3,155
TOTAL NET ASSETS - 100.0%		$49,032,035
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.7%
Equity - 85.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	273,844	$11,501,437
Capital Appreciation, Class NAV, JHF II (Jennison)	655,243	8,013,623
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	689,990	5,961,517
Disciplined Value, Class NAV, JHF III (Boston Partners)	516,119	10,508,187
Disciplined Value International, Class NAV, JHIT (Boston Partners)	698,779	9,720,014
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,783,853	15,358,971
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	824,520	$14,511,554
Financial Industries, Class NAV, JHIT II (MIM US) (B)	187,798	2,430,105
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	141,097	8,560,330
International Dynamic Growth, Class NAV, JHIT (Axiom)	405,571	3,966,481
International Growth, Class NAV, JHF III (Wellington)	185,154	4,352,967
International Small Company, Class NAV, JHF II (DFA)	390,704	3,797,643
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,162,864	28,434,148
Mid Cap Growth, Class NAV, JHIT (Wellington)	786,102	10,455,162
Mid Value, Class NAV, JHF II (T. Rowe Price)	879,766	13,099,711
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	158,189	2,010,581
Small Cap Value, Class NAV, JHF II (Wellington)	144,996	2,380,828
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,908,773	34,631,729
Fixed income - 2.8%
Bond, Class NAV, JHSB (MIM US) (B)	82,353	1,109,291
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	172,738	1,233,346
High Yield, Class NAV, JHBT (MIM US) (B)	422,380	1,233,348
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	292,639	2,695,201
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	685,197	3,268,392
Science & Technology, Class NAV, JHF II (T. Rowe Price)	743,947	1,153,117

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $214,764,288)		$200,387,683
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	242,042	2,313,922
Fidelity International Index Fund	49,289	2,176,592
Fidelity Mid Cap Index Fund	204,879	5,343,233
Fidelity Small Cap Index Fund	217,499	4,724,077

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,516,758)		$14,557,824
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,235	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	4,248	1,633
Health care - 0.0%
NMC Health PLC (C)	70	0
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	298	$899
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	9,053	249

TOTAL COMMON STOCKS (Cost $4,064)		$2,781
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$2,038,400	687,655
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	4,650,800	1,596,190
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	4,813,300	1,710,111
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	3,573,300	1,323,209

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,553,917)		$5,317,165
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5317% (F)(G)	51,801	517,768

TOTAL SHORT-TERM INVESTMENTS (Cost $517,838)		$517,768
Total investments (Cost $237,356,865) - 100.0%		$220,783,221
Other assets and liabilities, net - 0.0%		70,242
TOTAL NET ASSETS - 100.0%		$220,853,463
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.7%
Equity - 86.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	419,048	$17,600,017
Capital Appreciation, Class NAV, JHF II (Jennison)	1,002,682	12,262,806
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,048,441	9,058,531
Disciplined Value, Class NAV, JHF III (Boston Partners)	783,185	15,945,655
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,057,613	14,711,397
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,699,890	23,246,050
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,247,924	21,963,471
Financial Industries, Class NAV, JHIT II (MIM US) (B)	288,522	3,733,479
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	214,881	13,036,810
International Dynamic Growth, Class NAV, JHIT (Axiom)	617,364	6,037,819
International Growth, Class NAV, JHF III (Wellington)	280,233	6,588,286
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Small Company, Class NAV, JHF II (DFA)	591,337	$5,747,794
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,787,046	43,035,542
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,202,929	15,998,960
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,328,600	19,782,847
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	239,421	3,043,046
Small Cap Value, Class NAV, JHF II (Wellington)	219,824	3,609,512
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	5,962,731	52,829,794
Fixed income - 2.7%
Bond, Class NAV, JHSB (MIM US) (B)	120,671	1,625,441
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	252,964	1,806,161
High Yield, Class NAV, JHBT (MIM US) (B)	618,952	1,807,340
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	427,246	3,934,938
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,037,052	4,946,739
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,138,421	1,764,552

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $323,217,417)		$304,116,987
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	365,508	3,494,253
Fidelity International Index Fund	74,599	3,294,307
Fidelity Mid Cap Index Fund	309,490	8,071,502
Fidelity Small Cap Index Fund	331,063	7,190,697

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $23,638,945)		$22,050,759
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,720	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	12,063	4,639
Health care - 0.0%
NMC Health PLC (C)	117	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	496	1,496
New World Development Company, Ltd.	3	7
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	15,065	414

TOTAL COMMON STOCKS (Cost $8,887)		$6,556
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$3,113,300	$1,050,273
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	7,136,500	2,449,300
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	7,340,200	2,607,889
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	5,493,100	2,034,120

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,164,465)		$8,141,582
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	72,789	727,556

TOTAL SHORT-TERM INVESTMENTS (Cost $727,658)		$727,556
Total investments (Cost $357,757,372) - 100.0%		$335,043,440
Other assets and liabilities, net - 0.0%		97,926
TOTAL NET ASSETS - 100.0%		$335,141,366
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 86.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	657,320	$27,607,429
Capital Appreciation, Class NAV, JHF II (Jennison)	1,572,812	19,235,486
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,633,834	14,116,326
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,215,950	24,756,748
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,646,176	22,898,305
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,202,712	36,185,355
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,948,363	34,291,195
Financial Industries, Class NAV, JHIT II (MIM US) (B)	449,432	5,815,645
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	337,125	20,453,352
International Dynamic Growth, Class NAV, JHIT (Axiom)	962,578	9,414,012
International Growth, Class NAV, JHF III (Wellington)	436,193	10,254,903
International Small Company, Class NAV, JHF II (DFA)	921,143	8,953,505
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,451,208	66,986,361
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,877,263	24,967,594
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,075,965	30,911,114
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	372,953	4,740,238
Small Cap Value, Class NAV, JHF II (Wellington)	342,202	5,618,952
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,336,031	$82,717,235
Fixed income - 2.7%
Bond, Class NAV, JHSB (MIM US) (B)	186,425	2,511,148
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	391,033	2,791,977
High Yield, Class NAV, JHBT (MIM US) (B)	956,158	2,791,982
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	662,458	6,101,239
Alternative and specialty - 2.0%
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,619,926	7,727,048
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,786,191	2,768,597

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $502,528,689)		$474,615,746
UNAFFILIATED INVESTMENT COMPANIES - 6.6%
Equity - 6.6%
Fidelity Emerging Markets Index Fund	569,051	5,440,131
Fidelity International Index Fund	116,117	5,127,707
Fidelity Mid Cap Index Fund	483,462	12,608,678
Fidelity Small Cap Index Fund	516,079	11,209,227

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $37,129,947)		$34,385,743
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	6,187	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	24,454	9,403
Health care - 0.0%
NMC Health PLC (C)	194	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	825	2,489
New World Development Company, Ltd.	7	16
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	25,059	688

TOTAL COMMON STOCKS (Cost $16,649)		$12,597
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.4%
U.S. Government - 2.4%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$4,881,200	1,646,674
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	11,176,700	3,835,927
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	11,495,600	4,084,255
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	8,603,000	3,185,729

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $16,000,812)		$12,752,585
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	100,839	$1,007,930

TOTAL SHORT-TERM INVESTMENTS (Cost $1,008,082)		$1,007,930
Total investments (Cost $556,684,179) - 100.0%		$522,774,601
Other assets and liabilities, net - 0.0%		151,292
TOTAL NET ASSETS - 100.0%		$522,925,893
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.3%
Equity - 82.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,000,708	$42,029,731
Capital Appreciation, Class NAV, JHF II (Jennison)	2,386,513	29,187,059
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,589,495	22,373,236
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,835,016	37,360,931
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,573,989	35,804,192
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	6,108,184	52,591,467
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,931,417	51,592,940
Financial Industries, Class NAV, JHIT II (MIM US) (B)	688,537	8,909,669
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	506,966	30,757,606
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,505,826	14,726,981
International Growth, Class NAV, JHF III (Wellington)	685,657	16,119,804
International Small Company, Class NAV, JHF II (DFA)	1,443,983	14,035,513
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,438,508	102,832,186
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,805,925	37,318,798
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,061,267	45,582,271
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	537,568	6,832,488
Small Cap Value, Class NAV, JHF II (Wellington)	493,228	8,098,808
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,192,048	125,741,544
Fixed income - 4.4%
Bond, Class NAV, JHSB (MIM US) (B)	762,288	10,268,015
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,480,309	10,569,407
High Yield, Class NAV, JHBT (MIM US) (B)	2,158,487	6,302,781
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,009,001	$9,292,897
Alternative and specialty - 3.0%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	793,042	8,422,110
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,451,201	11,692,229
Science & Technology, Class NAV, JHF II (T. Rowe Price)	2,803,745	4,345,805

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $746,374,889)		$742,788,468
UNAFFILIATED INVESTMENT COMPANIES - 6.3%
Equity - 6.3%
Fidelity Emerging Markets Index Fund	787,526	7,528,746
Fidelity International Index Fund	181,510	8,015,481
Fidelity Mid Cap Index Fund	738,744	19,266,430
Fidelity Small Cap Index Fund	789,959	17,157,916

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $56,072,629)		$51,968,573
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,035	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	45,339	17,434
Health care - 0.0%
NMC Health PLC (C)	315	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,338	4,037
New World Development Company, Ltd.	14	33
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	40,641	1,116

TOTAL COMMON STOCKS (Cost $29,417)		$22,621
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1%
U.S. Government - 3.1%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$9,685,100	3,267,272
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	22,170,500	7,609,082
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	22,803,500	8,101,823
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	17,065,500	6,319,431

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $31,340,769)		$25,297,608
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5317% (F)(G)	232,609	2,325,025
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,325,387)	$2,325,025
Total investments (Cost $836,143,091) - 100.0%	$822,402,295
Other assets and liabilities, net - 0.0%	228,035
TOTAL NET ASSETS - 100.0%	$822,630,330
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.4%
Equity - 75.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	932,383	$39,160,065
Capital Appreciation, Class NAV, JHF II (Jennison)	2,226,906	27,235,058
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,466,637	21,311,745
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,755,254	35,736,981
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,572,105	35,777,981
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,422,411	46,686,959
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,775,873	48,855,373
Financial Industries, Class NAV, JHIT II (MIM US) (B)	727,981	9,420,077
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	283,565	3,073,840
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	399,342	24,228,073
Global Equity, Class NAV, JHF II (MIM US) (B)	275,456	3,027,261
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,543,874	15,099,086
International Growth, Class NAV, JHF III (Wellington)	686,046	16,128,932
International Small Company, Class NAV, JHF II (DFA)	1,544,319	15,010,781
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,430,520	102,760,373
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,509,223	33,372,660
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,777,181	41,352,227
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	450,880	5,730,687
Small Cap Value, Class NAV, JHF II (Wellington)	416,423	6,837,673
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,293,367	126,639,230
Fixed income - 10.0%
Bond, Class NAV, JHSB (MIM US) (B)	1,924,932	25,928,833
Core Bond, Class NAV, JHF II (Allspring Investments)	1,453,340	16,073,936
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,452,203	17,508,730
High Yield, Class NAV, JHBT (MIM US) (B)	4,464,504	13,036,350
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,185,042	$10,914,238
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	430,914	4,197,099
Alternative and specialty - 4.4%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	2,083,821	22,130,179
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,580,470	12,308,840
Science & Technology, Class NAV, JHF II (T. Rowe Price)	2,954,779	4,579,908

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $783,421,704)		$784,123,175
UNAFFILIATED INVESTMENT COMPANIES - 5.6%
Equity - 5.6%
Fidelity Emerging Markets Index Fund	453,906	4,339,337
Fidelity International Index Fund	181,380	8,009,753
Fidelity Mid Cap Index Fund	744,690	19,421,510
Fidelity Small Cap Index Fund	789,380	17,145,332

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $52,467,484)		$48,915,932
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,247	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	49,809	19,153
Health care - 0.0%
NMC Health PLC (C)	321	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,366	4,122
New World Development Company, Ltd.	15	35
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	41,499	1,139

TOTAL COMMON STOCKS (Cost $31,532)		$24,450
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Government - 4.7%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$15,853,100	5,348,048
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	36,201,700	12,424,696
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	37,267,600	13,240,753
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	27,914,200	10,336,753

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,915,843)		$41,350,250
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5317% (F)(G)	220,134	2,200,328
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,200,538)	$2,200,328
Total investments (Cost $891,037,101) - 100.0%	$876,614,135
Other assets and liabilities, net - 0.0%	229,233
TOTAL NET ASSETS - 100.0%	$876,843,368
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.9%
Equity - 66.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	938,839	$39,431,254
Capital Appreciation, Class NAV, JHF II (Jennison)	2,238,961	27,382,494
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,870,060	33,437,317
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,761,762	35,869,472
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,885,407	40,136,017
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	5,281,925	45,477,377
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,795,464	49,200,169
Financial Industries, Class NAV, JHIT II (MIM US) (B)	726,250	9,397,680
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	454,785	4,929,873
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	354,007	21,477,583
Global Equity, Class NAV, JHF II (MIM US) (B)	566,430	6,225,061
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,721,236	16,833,689
International Growth, Class NAV, JHF III (Wellington)	766,025	18,009,247
International Small Company, Class NAV, JHF II (DFA)	1,659,725	16,132,525
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,033,372	108,180,014
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,455,013	32,651,668
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,711,006	40,366,885
Small Cap Growth, Class NAV, JHF II (Redwood) (C)	396,094	5,034,356
Small Cap Value, Class NAV, JHF II (Wellington)	365,397	5,999,815
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,472,153	128,223,274
Fixed income - 17.0%
Bond, Class NAV, JHSB (MIM US) (B)	4,033,654	54,333,322
Core Bond, Class NAV, JHF II (Allspring Investments)	3,708,646	41,017,625
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,120,011	29,416,878
High Yield, Class NAV, JHBT (MIM US) (B)	8,296,988	24,227,205
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,521,242	$14,010,638
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,269,072	12,360,762
Alternative and specialty - 5.7%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,892,617	41,339,596
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,578,622	12,300,029
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,467,749	5,375,011

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $918,467,989)		$918,776,836
UNAFFILIATED INVESTMENT COMPANIES - 4.6%
Equity - 4.6%
Fidelity International Index Fund	202,853	8,957,970
Fidelity Mid Cap Index Fund	778,457	20,302,156
Fidelity Small Cap Index Fund	847,146	18,400,021

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $50,886,159)		$47,660,147
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,773	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	52,909	20,347
Health care - 0.0%
NMC Health PLC (C)	338	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,436	4,334
New World Development Company, Ltd.	18	43
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	43,631	1,198

TOTAL COMMON STOCKS (Cost $33,380)		$25,923
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3%
U.S. Government - 6.3%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$25,005,700	8,435,681
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	57,110,300	19,600,684
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	58,790,600	20,887,629
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	44,032,200	16,305,321

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $84,526,855)		$65,229,315
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	216,776	2,166,758
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $2,167,004)	$2,166,758
Total investments (Cost $1,056,081,387) - 100.0%	$1,033,858,979
Other assets and liabilities, net - 0.0%	231,558
TOTAL NET ASSETS - 100.0%	$1,034,090,537
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.7%
Equity - 55.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	752,074	$31,587,127
Capital Appreciation, Class NAV, JHF II (Jennison)	1,793,635	21,936,160
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,118,841	44,226,785
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,436,566	29,248,479
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,843,775	39,556,909
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,412,054	37,987,782
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,264,075	39,847,711
Financial Industries, Class NAV, JHIT II (MIM US) (B)	771,022	9,977,021
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,185,392	12,849,647
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	196,466	11,919,580
Global Equity, Class NAV, JHF II (MIM US) (B)	1,602,309	17,609,379
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,707,672	16,701,030
International Growth, Class NAV, JHF III (Wellington)	745,222	17,520,179
International Small Company, Class NAV, JHF II (DFA)	1,743,335	16,945,215
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	11,648,657	104,721,427
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,180,013	28,994,171
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,436,879	36,285,125
Small Cap Value, Class NAV, JHF II (Wellington)	348,255	5,718,354
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	12,850,750	113,857,646
Fixed income - 25.4%
Bond, Class NAV, JHSB (MIM US) (B)	5,092,572	68,596,949
Core Bond, Class NAV, JHF II (Allspring Investments)	6,349,265	70,222,875
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,465,240	39,021,814
Floating Rate Income, Class NAV, JHF II (Bain Capital)	963,700	7,169,927
High Yield, Class NAV, JHBT (MIM US) (B)	11,414,292	33,329,733
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,969,162	$36,555,985
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	3,902,880	38,014,048
Alternative and specialty - 7.1%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,978,161	63,488,071
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,718,813	12,968,738
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,849,217	5,966,287

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,014,617,129)		$1,012,824,154
UNAFFILIATED INVESTMENT COMPANIES - 4.3%
Equity - 4.3%
Fidelity International Index Fund	196,569	8,680,469
Fidelity Mid Cap Index Fund	755,166	19,694,733
Fidelity Small Cap Index Fund	963,573	20,928,795

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $51,942,916)		$49,303,997
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	10,893	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	59,458	22,861
Health care - 0.0%
NMC Health PLC (C)	342	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,452	4,382
New World Development Company, Ltd.	22	50
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	44,116	1,211

TOTAL COMMON STOCKS (Cost $36,290)		$28,505
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$956,585	928,485
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,660,492	2,547,499
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,783,541	1,687,885
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,441,676	3,222,270
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	860,787	843,504
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	30,670,100	10,346,568
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	70,045,300	24,040,074
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	72,105,200	25,618,154
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	54,007,900	$19,999,367

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $116,420,417)		$89,233,806
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5317% (F)(G)	275,988	2,758,614

TOTAL SHORT-TERM INVESTMENTS (Cost $2,758,978)		$2,758,614
Total investments (Cost $1,185,775,730) - 100.0%		$1,154,149,076
Other assets and liabilities, net - 0.0%		239,407
TOTAL NET ASSETS - 100.0%		$1,154,388,483
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 87.8%
Equity - 43.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	343,942	$14,445,582
Capital Appreciation, Class NAV, JHF II (Jennison)	820,234	10,031,461
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	5,080,048	43,891,618
Disciplined Value, Class NAV, JHF III (Boston Partners)	667,978	13,600,023
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,890,848	26,301,699
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,195,722	18,905,168
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,060,561	18,665,869
Financial Industries, Class NAV, JHIT II (MIM US) (B)	540,927	6,999,596
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,367,642	14,825,240
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	126,868	7,697,083
Global Equity, Class NAV, JHF II (MIM US) (B)	1,432,194	15,739,811
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,217,513	11,907,281
International Growth, Class NAV, JHF III (Wellington)	480,918	11,306,387
International Small Company, Class NAV, JHF II (DFA)	1,178,133	11,451,454
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,849,456	70,566,605
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,296,909	17,248,893
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,452,753	21,631,489
Small Cap Value, Class NAV, JHF II (Wellington)	280,863	4,611,767
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,984,456	61,882,282
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 36.2%
Bond, Class NAV, JHSB (MIM US) (B)	6,098,998	$82,153,497
Core Bond, Class NAV, JHF II (Allspring Investments)	7,030,915	77,761,915
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,427,825	38,754,673
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,527,352	11,363,497
High Yield, Class NAV, JHBT (MIM US) (B)	11,684,562	34,118,921
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,164,817	47,567,967
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,774,200	46,500,708
Alternative and specialty - 8.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	6,159,286	65,411,619
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,929,222	9,202,388
Science & Technology, Class NAV, JHF II (T. Rowe Price)	3,042,337	4,715,623

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $830,004,363)		$819,260,116
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity International Index Fund	127,999	5,652,437
Fidelity Mid Cap Index Fund	503,918	13,142,174
Fidelity Small Cap Index Fund	537,388	11,672,074

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $32,584,249)		$30,466,685
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	8,029	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	43,019	16,544
Health care - 0.0%
NMC Health PLC (C)	252	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	1,071	3,230
New World Development Company, Ltd.	22	51
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	32,516	893

TOTAL COMMON STOCKS (Cost $26,407)		$20,719
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,300,964	2,233,373
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,398,502	6,126,753
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,289,106	4,059,069
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	8,274,753	$7,747,237
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,071,322	2,029,734
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	22,330,700	7,533,269
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	50,999,400	17,503,378
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	52,496,600	18,651,442
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	39,319,400	14,560,150

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $103,117,721)		$80,444,405
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5317% (F)(G)	270,902	2,707,769

TOTAL SHORT-TERM INVESTMENTS (Cost $2,708,163)		$2,707,769
Total investments (Cost $968,440,903) - 100.0%		$932,899,694
Other assets and liabilities, net - 0.0%		232,614
TOTAL NET ASSETS - 100.0%		$933,132,308
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.6%
Equity - 34.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	69,424	$2,915,806
Capital Appreciation, Class NAV, JHF II (Jennison)	165,556	2,024,752
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,624,716	22,677,547
Disciplined Value, Class NAV, JHF III (Boston Partners)	136,684	2,782,885
Disciplined Value International, Class NAV, JHIT (Boston Partners)	856,285	11,910,931
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	732,744	6,308,928
Equity Income, Class NAV, JHF II (T. Rowe Price)	217,183	3,822,421
Financial Industries, Class NAV, JHIT II (MIM US) (B)	273,113	3,534,086
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	728,223	7,893,936
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	71,254	4,323,010
Global Equity, Class NAV, JHF II (MIM US) (B)	748,877	8,230,161
Global Shareholder Yield, Class NAV, JHF III (Epoch)	418,223	4,274,239
International Dynamic Growth, Class NAV, JHIT (Axiom)	586,356	5,734,559
International Growth, Class NAV, JHF III (Wellington)	213,210	5,012,560
International Small Company, Class NAV, JHF II (DFA)	502,670	4,885,952
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,470,027	$31,195,546
Mid Cap Growth, Class NAV, JHIT (Wellington)	491,439	6,536,132
Mid Value, Class NAV, JHF II (T. Rowe Price)	553,081	8,235,383
Small Cap Value, Class NAV, JHF II (Wellington)	151,051	2,480,262
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,924,674	25,912,614
Fixed income - 45.6%
Bond, Class NAV, JHSB (MIM US) (B)	4,187,723	56,408,630
Core Bond, Class NAV, JHF II (Allspring Investments)	5,149,091	56,948,946
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,292,070	23,505,381
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,227,576	9,133,164
High Yield, Class NAV, JHBT (MIM US) (B)	7,191,009	20,997,748
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,850,708	35,465,024
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	2,689,328	26,194,055
Alternative and specialty - 9.0%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,565,595	37,866,615
Health Sciences, Class NAV, JHF II (T. Rowe Price)	971,412	4,633,634
Science & Technology, Class NAV, JHF II (T. Rowe Price)	1,615,356	2,503,802

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $458,248,418)		$444,348,709
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	56,580	2,498,553
Fidelity Mid Cap Index Fund	225,278	5,875,249
Fidelity Small Cap Index Fund	183,975	3,995,939

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $13,178,696)		$12,369,741
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	3,589	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	19,966	7,678
Health care - 0.0%
NMC Health PLC (C)	113	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	479	1,444
New World Development Company, Ltd.	16	37
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	14,534	399
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $12,116)		$9,558
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,051,204	$1,990,950
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	5,705,862	5,463,530
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,827,282	3,622,014
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,378,044	6,907,694
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,843,724	1,806,706
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	9,026,900	3,045,228
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	20,618,100	7,076,287
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	21,223,500	7,540,467
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	15,897,000	5,886,730

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $53,458,294)		$43,339,606
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5317% (F)(G)	156,713	1,566,411

TOTAL SHORT-TERM INVESTMENTS (Cost $1,566,699)		$1,566,411
Total investments (Cost $526,464,223) - 100.0%		$501,634,025
Other assets and liabilities, net - 0.0%		79,581
TOTAL NET ASSETS - 100.0%		$501,713,606
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.7%
Equity - 29.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	27,647	$1,161,163
Capital Appreciation, Class NAV, JHF II (Jennison)	65,939	806,440
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	933,396	8,064,540
Disciplined Value, Class NAV, JHF III (Boston Partners)	54,346	1,106,481
Disciplined Value International, Class NAV, JHIT (Boston Partners)	281,248	3,912,153
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	116,909	1,006,583
Equity Income, Class NAV, JHF II (T. Rowe Price)	85,417	1,503,344
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	219,684	2,381,374
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	22,462	1,362,772
Global Equity, Class NAV, JHF II (MIM US) (B)	272,141	2,990,827
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	187,236	$1,913,547
International Dynamic Growth, Class NAV, JHIT (Axiom)	172,485	1,686,902
International Growth, Class NAV, JHF III (Wellington)	68,255	1,604,670
International Small Company, Class NAV, JHF II (DFA)	134,286	1,305,256
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,061,872	9,546,232
Mid Cap Growth, Class NAV, JHIT (Wellington)	118,008	1,569,507
Mid Value, Class NAV, JHF II (T. Rowe Price)	132,649	1,975,141
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	902,570	7,996,771
Fixed income - 52.1%
Bond, Class NAV, JHSB (MIM US) (B)	1,735,685	23,379,676
Core Bond, Class NAV, JHF II (Allspring Investments)	2,061,081	22,795,556
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,239,025	8,846,641
Floating Rate Income, Class NAV, JHF II (Bain Capital)	580,943	4,322,218
High Yield, Class NAV, JHBT (MIM US) (B)	2,720,977	7,945,254
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,727,092	15,906,518
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,002,350	9,762,884
Alternative and specialty - 7.5%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,270,227	13,489,809

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $163,376,603)		$158,342,259
UNAFFILIATED INVESTMENT COMPANIES - 2.4%
Equity - 2.4%
Fidelity International Index Fund	19,189	847,372
Fidelity Mid Cap Index Fund	66,961	1,746,350
Fidelity Small Cap Index Fund	76,505	1,661,689

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,426,723)		$4,255,411
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	1,099	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	5,942	2,286
Health care - 0.0%
NMC Health PLC (C)	34	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	147	442
New World Development Company, Ltd.	6	15
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	4,452	$122

TOTAL COMMON STOCKS (Cost $3,636)		$2,865
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.7%
U.S. Government - 8.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,020,137	990,170
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,837,274	2,716,773
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,907,829	1,805,507
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,669,461	3,435,533
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	912,706	894,380
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	2,151,000	725,641
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	4,912,900	1,686,144
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	5,057,100	1,796,730
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	3,788,000	1,402,713

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $18,253,471)		$15,453,591
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 4.5317% (F)(G)	42,246	422,270

TOTAL SHORT-TERM INVESTMENTS (Cost $422,344)		$422,270
Total investments (Cost $186,482,777) - 100.0%		$178,476,396
Other assets and liabilities, net - 0.0%		32,932
TOTAL NET ASSETS - 100.0%		$178,509,328
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.0%
Equity - 23.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	16,039	$673,634
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	645,816	5,579,846
Disciplined Value International, Class NAV, JHIT (Boston Partners)	175,976	2,447,828
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	358	3,084
Equity Income, Class NAV, JHF II (T. Rowe Price)	44,577	784,549
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	163,585	1,773,265
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	13,487	818,268
Global Equity, Class NAV, JHF II (MIM US) (B)	185,601	2,039,750
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Shareholder Yield, Class NAV, JHF III (Epoch)	166,846	$1,705,166
International Dynamic Growth, Class NAV, JHIT (Axiom)	110,894	1,084,541
International Growth, Class NAV, JHF III (Wellington)	41,733	981,136
International Small Company, Class NAV, JHF II (DFA)	66,095	642,441
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	680,616	6,118,735
Mid Cap Growth, Class NAV, JHIT (Wellington)	43,108	573,343
Mid Value, Class NAV, JHF II (T. Rowe Price)	48,884	727,885
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	461,388	4,087,895
Fixed income - 58.3%
Bond, Class NAV, JHSB (MIM US) (B)	1,360,193	18,321,799
Core Bond, Class NAV, JHF II (Allspring Investments)	1,709,584	18,907,996
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	939,993	6,711,553
Floating Rate Income, Class NAV, JHF II (Bain Capital)	526,687	3,918,554
High Yield, Class NAV, JHBT (MIM US) (B)	2,077,008	6,064,863
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,585,677	14,604,086
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	758,263	7,385,481
Alternative and specialty - 7.6%
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	937,649	9,957,832

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $120,341,286)		$115,913,530
UNAFFILIATED INVESTMENT COMPANIES - 1.8%
Equity - 1.8%
Fidelity International Index Fund	14,548	642,441
Fidelity Mid Cap Index Fund	38,108	993,856
Fidelity Small Cap Index Fund	33,352	724,416

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,374,154)		$2,360,713
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	648	0
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(H)	2,849	1,094
Health care - 0.0%
NMC Health PLC (C)	20	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	86	260
New World Development Company, Ltd.	4	8
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	2,622	$72

TOTAL COMMON STOCKS (Cost $1,860)		$1,434
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
U.S. Government - 8.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$973,108	944,523
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	2,706,879	2,591,916
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,824,855	1,726,983
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,500,253	3,277,112
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	866,019	848,631
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	821,900	277,268
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	1,877,500	644,372
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	1,932,800	686,702
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	1,447,400	535,979

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $12,983,946)		$11,533,486
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 4.5317% (F)(G)	40,343	403,249

TOTAL SHORT-TERM INVESTMENTS (Cost $403,322)		$403,249
Total investments (Cost $136,104,568) - 100.0%		$130,212,412
Other assets and liabilities, net - 0.0%		20,175
TOTAL NET ASSETS - 100.0%		$130,232,587
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 5-31-23.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	Restricted security as to resale, excluding 144A securities.
14	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$44,556,990	$44,556,990	—	—
Unaffiliated investment companies	3,236,131	3,236,131	—	—
Common stocks	140	—	—	$140
U.S. Government and Agency obligations	1,124,550	—	$1,124,550	—
Short-term investments	111,069	111,069	—	—
Total investments in securities	$49,028,880	$47,904,190	$1,124,550	$140

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$200,387,683	$200,387,683	—	—
Unaffiliated investment companies	14,557,824	14,557,824	—	—
Common stocks	2,781	—	—	$2,781
U.S. Government and Agency obligations	5,317,165	—	$5,317,165	—
Short-term investments	517,768	517,768	—	—
Total investments in securities	$220,783,221	$215,463,275	$5,317,165	$2,781

Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
|	15

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio (continued)
Affiliated investment companies	$304,116,987	$304,116,987	—	—
Unaffiliated investment companies	22,050,759	22,050,759	—	—
Common stocks	6,556	7	—	$6,549
U.S. Government and Agency obligations	8,141,582	—	$8,141,582	—
Short-term investments	727,556	727,556	—	—
Total investments in securities	$335,043,440	$326,895,309	$8,141,582	$6,549

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$474,615,746	$474,615,746	—	—
Unaffiliated investment companies	34,385,743	34,385,743	—	—
Common stocks	12,597	16	$1	$12,580
U.S. Government and Agency obligations	12,752,585	—	12,752,585	—
Short-term investments	1,007,930	1,007,930	—	—
Total investments in securities	$522,774,601	$510,009,435	$12,752,586	$12,580

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$742,788,468	$742,788,468	—	—
Unaffiliated investment companies	51,968,573	51,968,573	—	—
Common stocks	22,621	33	$1	$22,587
U.S. Government and Agency obligations	25,297,608	—	25,297,608	—
Short-term investments	2,325,025	2,325,025	—	—
Total investments in securities	$822,402,295	$797,082,099	$25,297,609	$22,587

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$784,123,175	$784,123,175	—	—
Unaffiliated investment companies	48,915,932	48,915,932	—	—
Common stocks	24,450	35	$1	$24,414
U.S. Government and Agency obligations	41,350,250	—	41,350,250	—
Short-term investments	2,200,328	2,200,328	—	—
Total investments in securities	$876,614,135	$835,239,470	$41,350,251	$24,414

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$918,776,836	$918,776,836	—	—
Unaffiliated investment companies	47,660,147	47,660,147	—	—
Common stocks	25,923	43	$1	$25,879
U.S. Government and Agency obligations	65,229,315	—	65,229,315	—
Short-term investments	2,166,758	2,166,758	—	—
Total investments in securities	$1,033,858,979	$968,603,784	$65,229,316	$25,879

Multimanager 2030 Lifetime Portfolio
Investments in securities:
Assets
16	|

	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Affiliated investment companies	$1,012,824,154	$1,012,824,154	—	—
Unaffiliated investment companies	49,303,997	49,303,997	—	—
Common stocks	28,505	50	$1	$28,454
U.S. Government and Agency obligations	89,233,806	—	89,233,806	—
Short-term investments	2,758,614	2,758,614	—	—
Total investments in securities	$1,154,149,076	$1,064,886,815	$89,233,807	$28,454

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$819,260,116	$819,260,116	—	—
Unaffiliated investment companies	30,466,685	30,466,685	—	—
Common stocks	20,719	51	$1	$20,667
U.S. Government and Agency obligations	80,444,405	—	80,444,405	—
Short-term investments	2,707,769	2,707,769	—	—
Total investments in securities	$932,899,694	$852,434,621	$80,444,406	$20,667

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$444,348,709	$444,348,709	—	—
Unaffiliated investment companies	12,369,741	12,369,741	—	—
Common stocks	9,558	37	—	$9,521
U.S. Government and Agency obligations	43,339,606	—	$43,339,606	—
Short-term investments	1,566,411	1,566,411	—	—
Total investments in securities	$501,634,025	$458,284,898	$43,339,606	$9,521

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$158,342,259	$158,342,259	—	—
Unaffiliated investment companies	4,255,411	4,255,411	—	—
Common stocks	2,865	15	—	$2,850
U.S. Government and Agency obligations	15,453,591	—	$15,453,591	—
Short-term investments	422,270	422,270	—	—
Total investments in securities	$178,476,396	$163,019,955	$15,453,591	$2,850

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$115,913,530	$115,913,530	—	—
Unaffiliated investment companies	2,360,713	2,360,713	—	—
Common stocks	1,434	8	—	$1,426
U.S. Government and Agency obligations	11,533,486	—	$11,533,486	—
Short-term investments	403,249	403,249	—	—
Total investments in securities	$130,212,412	$118,677,500	$11,533,486	$1,426
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
|	17

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	—	$384,709	—	$(391,823)	$(11,419)	$18,533	—	—	—
Blue Chip Growth	60,144	1,706,416	$734,792	(133,948)	(102,287)	321,076	—	$84,573	$2,526,049
Bond	19,765	152,071	267,144	(149,217)	(6,055)	2,296	$6,176	—	266,239
Capital Appreciation	143,888	1,058,307	902,982	(303,234)	(333,658)	435,354	—	146,351	1,759,751
Capital Appreciation Value	152,260	918,309	772,319	(291,691)	(145,344)	61,937	17,165	126,397	1,315,530
Disciplined Value	115,307	1,380,707	1,192,503	(90,186)	(23,028)	(112,350)	24,462	93,537	2,347,646
Disciplined Value International	156,115	1,207,118	885,277	(101,503)	(7,401)	188,068	31,660	6,345	2,171,559
Emerging Markets Debt	41,434	152,596	306,148	(161,861)	(8,469)	7,426	9,813	—	295,840
Emerging Markets Equity	398,533	2,144,116	1,857,886	(448,853)	(318,595)	196,811	34,732	—	3,431,365
Equity Income	184,207	1,867,400	1,808,478	(116,370)	(26,435)	(291,030)	38,970	197,882	3,242,043
Financial Industries	40,196	408,564	360,141	(113,666)	(65,467)	(69,440)	6,193	48,120	520,132
Fundamental Large Cap Core	30,988	1,115,942	949,476	(198,167)	(93,755)	106,517	8,344	79,086	1,880,013
Health Sciences	152,752	439,383	387,921	(97,072)	(37,496)	35,892	—	15,315	728,628
High Yield	101,381	152,713	296,266	(151,490)	(8,137)	6,681	10,288	—	296,033
International Dynamic Growth	90,031	357,114	565,400	(76,066)	(54,401)	88,453	4,029	—	880,500
International Growth	41,365	670,113	603,711	(246,740)	(181,792)	127,209	—	100,031	972,501
International Small Company	87,288	520,519	412,960	(105,810)	(45,057)	65,824	10,601	12,747	848,436
International Strategic Equity Allocation	706,619	3,538,560	3,005,635	(412,887)	(38,518)	259,716	101,456	—	6,352,506
John Hancock Collateral Trust	11,112	32,702	458,247	(381,834)	698	1,256	2,501	—	111,069
Mid Cap Growth	172,793	1,428,751	1,294,979	(399,957)	(350,393)	324,770	—	121,259	2,298,150
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Value	196,032	$1,679,591	$1,945,410	$(362,797)	$(117,995)	$(225,299)	$11,908	$357,102	$2,918,910
Science & Technology	163,792	225,079	147,160	(137,751)	(101,526)	120,916	—	32,861	253,878
Short Duration Bond	69,981	—	956,175	(317,210)	1,913	3,645	14,586	—	644,523
Small Cap Growth	35,341	260,782	288,269	(55,473)	(50,290)	5,898	—	—	449,186
Small Cap Value	32,116	306,144	364,912	(60,819)	(26,121)	(56,777)	4,350	60,579	527,339
U.S. Sector Rotation	861,200	4,823,616	2,999,420	(489,404)	(74,440)	371,041	58,866	102,623	7,630,233
					$(2,225,468)	$1,994,423	$396,100	$1,584,808	$44,668,059
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	—	$2,521,057	—	$(2,566,767)	$(74,010)	$119,720	—	—	—
Blue Chip Growth	273,844	10,964,486	$1,433,895	(1,618,551)	(981,825)	1,703,432	—	$518,418	$11,501,437
Bond	82,353	1,011,546	756,212	(633,696)	(59,452)	34,681	$31,385	—	1,109,291
Capital Appreciation	655,243	6,800,098	2,089,020	(1,236,528)	(1,219,119)	1,580,152	—	783,125	8,013,623
Capital Appreciation Value	689,990	5,886,256	1,618,446	(1,068,812)	(488,561)	14,188	92,415	680,513	5,961,517
Disciplined Value	516,119	8,901,769	2,487,225	(263,283)	(52,087)	(565,437)	131,902	504,353	10,508,187
Disciplined Value International	698,779	7,737,482	1,838,659	(916,887)	(95,286)	1,156,046	179,809	36,035	9,720,014
Emerging Markets Debt	172,738	1,010,055	894,813	(663,702)	(104,372)	96,552	49,697	—	1,233,346
Emerging Markets Equity	1,783,853	13,774,987	4,027,854	(1,965,436)	(1,395,960)	917,526	185,535	—	15,358,971
Equity Income	824,520	12,058,625	4,207,418	(190,142)	(26,420)	(1,537,927)	211,970	1,066,984	14,511,554
Financial Industries	187,798	2,649,454	1,014,579	(569,618)	(290,239)	(374,071)	33,333	258,995	2,430,105
Fundamental Large Cap Core	141,097	7,170,429	1,694,715	(285,163)	(122,763)	103,112	44,993	426,435	8,560,330
Health Sciences	685,197	2,823,234	643,102	(206,395)	(80,094)	88,545	—	82,579	3,268,392
High Yield	422,380	1,005,088	788,112	(548,522)	(62,380)	51,050	51,916	—	1,233,348
International Dynamic Growth	405,571	2,294,691	1,684,346	(200,900)	(162,624)	350,968	21,727	—	3,966,481
International Growth	185,154	4,295,344	1,235,092	(907,244)	(593,764)	323,539	—	538,097	4,352,967
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	390,704	$3,336,464	$633,709	$(312,393)	$(128,085)	$267,948	$57,069	$68,618	$3,797,643
International Strategic Equity Allocation	3,162,864	22,681,759	5,968,019	(1,469,737)	(173,602)	1,427,709	547,051	—	28,434,148
John Hancock Collateral Trust	51,801	309,606	1,953,836	(1,745,742)	129	(61)	14,221	—	517,768
Mid Cap Growth	786,102	9,225,622	2,522,870	(1,105,845)	(1,000,053)	812,568	—	653,830	10,455,162
Mid Value	879,766	10,831,155	4,683,763	(762,396)	(234,905)	(1,417,906)	64,208	1,925,496	13,099,711
Science & Technology	743,947	1,451,784	445,829	(813,693)	(950,617)	1,019,814	—	177,187	1,153,117
Short Duration Bond	292,639	—	3,983,820	(1,322,266)	10,670	22,977	70,978	—	2,695,201
Small Cap Growth	158,189	1,675,641	661,774	(109,044)	(112,208)	(105,582)	—	—	2,010,581
Small Cap Value	144,996	1,967,114	932,996	(106,896)	(36,458)	(375,928)	23,454	326,643	2,380,828
U.S. Sector Rotation	3,908,773	30,993,882	4,270,948	(1,843,532)	(267,282)	1,477,713	317,031	552,689	34,631,729
					$(8,701,367)	$7,191,328	$2,128,694	$8,599,997	$200,905,451
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	—	$4,097,923	—	$(4,172,803)	$(151,311)	$226,191	—	—	—
Blue Chip Growth	419,048	17,926,787	$1,824,235	(3,136,228)	(1,770,227)	2,755,450	—	$838,043	$17,600,017
Bond	120,671	1,582,884	1,137,200	(1,054,659)	(126,770)	86,786	$48,812	—	1,625,441
Capital Appreciation	1,002,682	11,118,069	2,768,040	(2,098,912)	(1,957,678)	2,433,287	—	1,251,910	12,262,806
Capital Appreciation Value	1,048,441	9,631,927	2,147,650	(1,954,383)	(804,340)	37,677	146,612	1,079,599	9,058,531
Disciplined Value	783,185	14,605,492	2,734,413	(458,778)	(83,069)	(852,403)	209,256	800,130	15,945,655
Disciplined Value International	1,057,613	12,617,669	2,227,939	(1,834,092)	(173,748)	1,873,629	289,007	57,919	14,711,397
Emerging Markets Debt	252,964	1,583,066	1,214,479	(975,366)	(194,798)	178,780	77,170	—	1,806,161
Emerging Markets Equity	2,699,890	22,328,982	4,632,542	(2,896,780)	(2,041,649)	1,222,955	294,343	—	23,246,050
Equity Income	1,247,924	19,829,926	4,856,405	(265,121)	(37,334)	(2,420,405)	337,432	1,692,717	21,963,471
Financial Industries	288,522	4,378,656	1,344,858	(944,022)	(470,675)	(575,338)	52,881	410,883	3,733,479
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	214,881	$11,723,555	$2,256,460	$(875,522)	$(323,658)	$255,975	$71,379	$676,517	$13,036,810
Health Sciences	1,037,052	4,615,949	768,519	(458,623)	(172,585)	193,479	—	131,007	4,946,739
High Yield	618,952	1,580,212	1,082,106	(832,088)	(118,379)	95,489	80,646	—	1,807,340
International Dynamic Growth	617,364	3,751,673	2,456,395	(467,679)	(317,155)	614,585	34,468	—	6,037,819
International Growth	280,233	6,989,575	1,584,784	(1,551,282)	(912,771)	477,980	—	853,664	6,588,286
International Small Company	591,337	5,441,784	701,733	(621,791)	(215,973)	442,041	90,537	108,860	5,747,794
International Strategic Equity Allocation	4,787,046	36,864,026	7,533,311	(3,379,999)	(370,644)	2,388,848	867,869	—	43,035,542
John Hancock Collateral Trust	72,789	454,442	2,759,875	(2,486,863)	191	(89)	20,394	—	727,556
Mid Cap Growth	1,202,929	15,250,191	2,909,780	(1,830,205)	(1,642,691)	1,311,885	—	1,037,269	15,998,960
Mid Value	1,328,600	17,707,429	6,247,244	(1,560,500)	(441,063)	(2,170,263)	101,863	3,054,703	19,782,847
Science & Technology	1,138,421	2,374,182	652,854	(1,360,026)	(1,571,459)	1,669,001	—	281,098	1,764,552
Short Duration Bond	427,246	—	6,077,287	(2,196,962)	16,706	37,907	109,682	—	3,934,938
Small Cap Growth	239,421	2,739,650	830,666	(182,858)	(184,271)	(160,141)	—	—	3,043,046
Small Cap Value	219,824	3,236,913	1,179,070	(159,452)	(54,861)	(592,158)	37,209	518,203	3,609,512
U.S. Sector Rotation	5,962,731	50,755,603	4,294,468	(4,016,743)	(619,440)	2,415,906	503,549	877,853	52,829,794
					$(14,739,652)	$11,947,054	$3,373,109	$13,670,375	$304,844,543
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	—	$6,499,182	—	$(6,617,873)	$(148,762)	$267,453	—	—	—
Blue Chip Growth	657,320	28,495,900	$2,628,959	(5,050,899)	(2,607,939)	4,141,408	—	$1,330,560	$27,607,429
Bond	186,425	2,495,098	1,788,194	(1,712,393)	(189,472)	129,721	$75,938	—	2,511,148
Capital Appreciation	1,572,812	17,780,240	3,781,474	(3,105,008)	(2,546,366)	3,325,146	—	1,957,757	19,235,486
Capital Appreciation Value	1,633,834	15,490,607	2,669,182	(2,828,178)	(1,095,916)	(119,369)	233,339	1,718,227	14,116,326
Disciplined Value	1,215,950	23,499,193	3,422,725	(716,014)	(118,745)	(1,330,411)	332,954	1,273,115	24,756,748
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,646,176	$20,035,057	$2,997,817	$(2,832,699)	$(272,465)	$2,970,595	$451,887	$90,561	$22,898,305
Emerging Markets Debt	391,033	2,503,108	1,779,814	(1,468,959)	(310,600)	288,614	119,905	—	2,791,977
Emerging Markets Equity	4,202,712	35,654,853	5,514,604	(3,669,264)	(2,591,184)	1,276,346	468,491	—	36,185,355
Equity Income	1,948,363	31,905,052	6,980,842	(721,890)	(88,158)	(3,784,651)	535,594	2,693,350	34,291,195
Financial Industries	449,432	6,979,760	1,707,151	(1,253,155)	(600,661)	(1,017,450)	83,623	649,745	5,815,645
Fundamental Large Cap Core	337,125	18,854,999	2,535,110	(846,518)	(260,622)	170,383	112,749	1,068,615	20,453,352
Health Sciences	1,619,926	7,366,836	1,143,013	(830,510)	(287,666)	335,375	—	208,503	7,727,048
High Yield	956,158	2,503,108	1,835,989	(1,514,013)	(182,278)	149,176	125,287	—	2,791,982
International Dynamic Growth	962,578	5,953,171	3,758,965	(775,626)	(472,374)	949,876	54,853	—	9,414,012
International Growth	436,193	11,143,535	2,029,202	(2,221,482)	(1,250,714)	554,362	—	1,358,581	10,254,903
International Small Company	921,143	8,641,199	969,651	(1,026,410)	(308,642)	677,707	144,093	173,254	8,953,505
International Strategic Equity Allocation	7,451,208	58,665,333	10,822,560	(5,738,476)	(569,630)	3,806,574	1,381,249	—	66,986,361
John Hancock Collateral Trust	100,839	664,851	4,392,802	(4,049,852)	262	(133)	28,927	—	1,007,930
Mid Cap Growth	1,877,263	24,488,036	3,129,840	(2,080,205)	(2,132,422)	1,562,345	—	1,650,857	24,967,594
Mid Value	2,075,965	28,635,692	8,381,592	(2,067,360)	(543,758)	(3,495,052)	160,809	4,822,418	30,911,114
Science & Technology	1,786,191	3,789,145	955,153	(2,131,754)	(2,455,412)	2,611,465	—	447,379	2,768,597
Short Duration Bond	662,458	—	9,580,561	(3,564,402)	26,972	58,108	170,867	—	6,101,239
Small Cap Growth	372,953	4,368,924	1,058,534	(148,550)	(148,534)	(390,136)	—	—	4,740,238
Small Cap Value	342,202	5,196,689	1,544,658	(112,711)	(43,264)	(966,420)	58,743	818,107	5,618,952
U.S. Sector Rotation	9,336,031	81,628,017	4,709,051	(6,503,026)	(973,514)	3,856,707	791,191	1,379,308	82,717,235
					$(20,171,864)	$16,027,739	$5,330,499	$21,640,337	$475,623,676
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	—	$10,543,559	—	$(10,734,366)	$62,147	$128,660	—	—	—
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Blue Chip Growth	1,000,708	$45,520,419	$2,631,979	$(8,337,558)	$(3,343,834)	$5,558,725	—	$2,085,446	$42,029,731
Bond	762,288	10,110,557	3,062,984	(2,610,853)	(392,074)	97,401	$303,228	—	10,268,015
Capital Appreciation	2,386,513	28,362,359	4,704,197	(5,051,496)	(2,658,620)	3,830,619	—	2,994,426	29,187,059
Capital Appreciation Value	2,589,495	25,478,443	3,335,539	(4,520,590)	(1,208,209)	(711,947)	374,357	2,756,636	22,373,236
Disciplined Value	1,835,016	37,424,576	3,800,934	(1,610,667)	2,116	(2,256,028)	524,446	2,005,323	37,360,931
Disciplined Value International	2,573,989	32,343,210	4,037,092	(4,949,940)	75,540	4,298,290	724,772	145,249	35,804,192
Diversified Real Assets	793,042	5,339,331	3,874,270	(88,290)	(3,922)	(699,279)	127,771	178,748	8,422,110
Emerging Markets Debt	1,480,309	6,832,584	5,661,604	(1,746,424)	(513,046)	334,689	392,701	—	10,569,407
Emerging Markets Equity	6,108,184	54,700,829	5,801,967	(6,069,335)	(3,902,226)	2,060,232	718,397	—	52,591,467
Equity Income	2,931,417	50,807,225	8,191,758	(1,436,837)	89,915	(6,059,121)	844,020	4,271,283	51,592,940
Financial Industries	688,537	11,102,714	2,268,416	(1,993,632)	(387,927)	(2,079,902)	128,093	995,278	8,909,669
Fundamental Large Cap Core	506,966	29,722,080	2,992,141	(1,740,453)	(424,227)	208,065	170,859	1,619,383	30,757,606
Health Sciences	2,451,201	11,568,480	809,626	(749,542)	(107,521)	171,186	—	328,552	11,692,229
High Yield	2,158,487	5,582,721	1,932,156	(1,117,556)	(187,996)	93,456	277,021	—	6,302,781
International Dynamic Growth	1,505,826	9,587,153	5,636,948	(1,294,293)	(471,753)	1,268,926	88,659	—	14,726,981
International Growth	685,657	17,947,222	2,487,788	(3,205,415)	(767,867)	(341,924)	—	2,195,849	16,119,804
International Small Company	1,443,983	14,120,660	991,935	(1,697,132)	(27,086)	647,136	233,453	280,699	14,035,513
International Strategic Equity Allocation	11,438,508	93,183,409	13,887,793	(9,510,077)	(863,538)	6,134,599	2,198,047	—	102,832,186
John Hancock Collateral Trust	232,609	1,693,884	9,716,961	(9,086,137)	629	(312)	67,579	—	2,325,025
Mid Cap Growth	2,805,925	37,928,038	3,250,211	(2,915,456)	(2,075,914)	1,131,919	—	2,552,075	37,318,798
Mid Value	3,061,267	44,581,754	9,853,213	(2,929,371)	(189,567)	(5,733,758)	242,619	7,275,770	45,582,271
Science & Technology	2,803,745	5,949,637	1,152,738	(2,995,679)	(3,251,173)	3,490,282	—	704,643	4,345,805
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Bond	1,009,001	—	$11,805,079	$(2,637,977)	$22,737	$103,058	$266,365	—	$9,292,897
Small Cap Growth	537,568	$6,705,971	1,289,551	(375,168)	(154,287)	(633,579)	—	—	6,832,488
Small Cap Value	493,228	7,919,138	2,052,709	(379,967)	51,082	(1,544,154)	88,032	$1,226,025	8,098,808
U.S. Sector Rotation	14,192,048	130,429,743	4,021,339	(13,071,975)	(1,948,680)	6,311,117	1,250,815	2,180,584	125,741,544
					$(22,575,301)	$15,808,356	$9,021,234	$33,795,969	$745,113,493
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	—	$13,241,255	—	$(13,483,199)	$(49,552)	$291,496	—	—	—
Blue Chip Growth	932,383	43,811,989	$2,587,769	(9,249,030)	(3,283,543)	5,292,880	—	$1,994,766	$39,160,065
Bond	1,924,932	22,574,931	7,592,609	(3,554,087)	(754,374)	69,754	$715,524	—	25,928,833
Capital Appreciation	2,226,906	26,760,572	4,719,371	(5,339,739)	(2,757,112)	3,851,966	—	2,843,223	27,235,058
Capital Appreciation Value	2,466,637	21,890,310	2,751,841	(1,835,540)	(428,773)	(1,066,093)	320,343	2,358,895	21,311,745
Core Bond	1,453,340	13,803,729	4,763,054	(2,170,974)	(393,977)	72,104	337,707	—	16,073,936
Disciplined Value	1,755,254	35,713,744	4,113,677	(1,940,776)	36,531	(2,186,195)	493,766	1,888,012	35,736,981
Disciplined Value International	2,572,105	31,871,236	3,744,813	(4,117,532)	126,621	4,152,843	704,764	141,239	35,777,981
Diversified Real Assets	2,083,821	18,943,186	5,640,863	(565,231)	(12,718)	(1,875,921)	449,348	628,625	22,130,179
Emerging Markets Debt	2,452,203	13,461,315	6,279,657	(1,972,181)	(578,791)	318,730	703,818	—	17,508,730
Emerging Markets Equity	5,422,411	48,531,416	5,811,384	(6,025,489)	(3,426,568)	1,796,216	646,482	—	46,686,959
Equity Income	2,775,873	48,319,057	7,506,237	(1,276,158)	95,151	(5,788,914)	800,958	4,061,890	48,855,373
Financial Industries	727,981	11,630,293	2,541,903	(2,132,865)	(388,866)	(2,230,388)	135,278	1,051,104	9,420,077
Fundamental Global Franchise	283,565	4,261,069	493,533	(1,733,126)	(549,720)	602,084	16,510	336,618	3,073,840
Fundamental Large Cap Core	399,342	23,666,839	2,437,965	(1,718,604)	132,958	(291,085)	135,497	1,284,220	24,228,073
Global Equity	275,456	4,243,368	349,555	(1,533,350)	(97,272)	64,960	40,981	254,562	3,027,261
Health Sciences	2,580,470	12,190,380	901,131	(847,728)	(132,457)	197,514	—	347,378	12,308,840
High Yield	4,464,504	12,072,716	2,651,041	(1,511,948)	(260,020)	84,561	595,024	—	13,036,350
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	1,543,874	$9,435,023	$6,000,652	$(1,121,384)	$(446,333)	$1,231,128	$87,795	—	$15,099,086
International Growth	686,046	17,654,844	2,727,379	(3,188,451)	(443,801)	(621,039)	—	$2,174,410	16,128,932
International Small Company	1,544,319	15,045,459	1,282,601	(1,988,739)	(2,717)	674,177	251,717	302,660	15,010,781
International Strategic Equity Allocation	11,430,520	94,050,472	13,938,528	(10,586,233)	(953,150)	6,310,756	2,224,260	—	102,760,373
John Hancock Collateral Trust	220,134	1,613,217	12,941,921	(12,355,137)	489	(162)	65,084	—	2,200,328
Mid Cap Growth	2,509,223	34,311,764	3,655,765	(3,796,432)	(2,632,340)	1,833,903	—	2,328,001	33,372,660
Mid Value	2,777,181	40,324,761	9,382,256	(3,025,390)	94,297	(5,423,697)	218,538	6,553,629	41,352,227
Science & Technology	2,954,779	6,227,732	1,440,093	(3,367,693)	(3,511,917)	3,791,693	—	742,619	4,579,908
Short Duration Bond	1,185,042	—	14,175,851	(3,416,073)	30,740	123,720	323,189	—	10,914,238
Small Cap Growth	450,880	5,589,376	1,204,381	(405,961)	(152,354)	(504,755)	—	—	5,730,687
Small Cap Value	416,423	6,653,687	1,814,471	(377,391)	56,419	(1,309,513)	73,401	1,022,257	6,837,673
Strategic Income Opportunities	430,914	4,356,413	676,102	(792,628)	(60,264)	17,476	134,211	—	4,197,099
U.S. Sector Rotation	14,293,367	132,135,358	3,821,164	(13,735,218)	(2,017,735)	6,435,661	1,263,022	2,201,865	126,639,230
					$(22,761,148)	$15,915,860	$10,737,217	$32,515,973	$786,323,503
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	—	$17,163,272	—	$(17,455,831)	$(96,327)	$388,886	—	—	—
Blue Chip Growth	938,839	44,340,820	$3,209,331	(10,033,669)	(2,608,324)	4,523,096	—	$2,037,275	$39,431,254
Bond	4,033,654	49,086,592	11,081,764	(4,368,370)	(946,744)	(519,920)	$1,510,799	—	54,333,322
Capital Appreciation	2,238,961	26,764,960	4,685,485	(5,249,064)	(2,600,782)	3,781,895	—	2,824,527	27,382,494
Capital Appreciation Value	3,870,060	34,228,455	4,217,647	(2,693,471)	(701,187)	(1,614,127)	499,395	3,677,373	33,437,317
Core Bond	3,708,646	36,479,687	9,069,382	(3,682,934)	(701,468)	(147,042)	873,409	—	41,017,625
Disciplined Value	1,761,762	36,445,360	3,755,440	(2,132,299)	25,088	(2,224,117)	501,166	1,916,308	35,869,472
Disciplined Value International	2,885,407	34,152,458	4,376,346	(3,001,350)	86,212	4,522,351	753,538	151,014	40,136,017
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Diversified Real Assets	3,892,617	$38,324,197	$7,478,333	$(907,409)	$(1,464)	$(3,554,061)	$906,596	$1,268,303	$41,339,596
Emerging Markets Debt	4,120,011	24,895,812	6,775,360	(1,845,141)	(541,462)	132,309	1,217,596	—	29,416,878
Emerging Markets Equity	5,281,925	48,421,003	5,008,476	(6,363,944)	(3,401,653)	1,813,495	637,503	—	45,477,377
Equity Income	2,795,464	49,557,293	7,300,419	(1,891,229)	144,431	(5,910,745)	811,160	4,126,856	49,200,169
Financial Industries	726,250	11,554,181	2,276,484	(1,876,041)	(470,739)	(2,086,205)	129,966	1,009,831	9,397,680
Fundamental Global Franchise	454,785	6,348,126	669,347	(2,214,204)	(719,402)	846,006	24,336	496,187	4,929,873
Fundamental Large Cap Core	354,007	20,817,625	2,164,477	(1,333,446)	65,152	(236,225)	122,012	1,156,416	21,477,583
Global Equity	566,430	7,622,023	635,744	(2,026,395)	(413,055)	406,744	73,045	453,730	6,225,061
Health Sciences	2,578,622	12,211,843	818,220	(786,695)	(41,483)	98,144	—	343,084	12,300,029
High Yield	8,296,988	23,190,077	2,911,643	(1,559,702)	(280,864)	(33,949)	1,109,267	—	24,227,205
International Dynamic Growth	1,721,236	10,110,316	6,615,870	(766,363)	(279,825)	1,153,691	92,976	—	16,833,689
International Growth	766,025	18,919,020	2,751,400	(2,572,249)	(418,455)	(670,469)	—	2,313,926	18,009,247
International Small Company	1,659,725	16,407,047	1,008,414	(2,002,773)	71,774	648,063	272,157	327,237	16,132,525
International Strategic Equity Allocation	12,033,372	99,308,669	14,160,121	(10,910,403)	(1,032,243)	6,653,870	2,338,005	—	108,180,014
John Hancock Collateral Trust	216,776	1,645,153	17,254,652	(16,733,413)	564	(198)	66,495	—	2,166,758
Mid Cap Growth	2,455,013	33,233,622	4,261,381	(4,098,910)	(2,636,231)	1,891,806	—	2,265,649	32,651,668
Mid Value	2,711,006	39,703,216	8,621,997	(2,700,075)	166,392	(5,424,645)	213,323	6,397,223	40,366,885
Science & Technology	3,467,749	6,218,908	1,436,994	(2,831,492)	(2,735,162)	3,285,763	—	732,390	5,375,011
Short Duration Bond	1,521,242	—	17,269,237	(3,451,660)	32,838	160,223	410,536	—	14,010,638
Small Cap Growth	396,094	4,963,956	951,483	(298,225)	(63,099)	(519,759)	—	—	5,034,356
Small Cap Value	365,397	5,895,236	1,497,189	(283,712)	55,736	(1,164,634)	64,561	899,146	5,999,815
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	1,269,072	$13,075,531	$1,287,867	$(1,879,948)	$(103,500)	$(19,188)	$394,356	—	$12,360,762
U.S. Sector Rotation	14,472,153	134,385,557	3,851,526	(14,464,313)	(2,150,830)	6,601,334	1,286,856	$2,243,416	128,223,274
					$(22,296,112)	$12,782,392	$14,309,053	$34,639,891	$920,943,594
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	—	$20,736,012	—	$(21,097,222)	$(147,649)	$508,859	—	—	—
Blue Chip Growth	752,074	38,064,867	$3,249,622	(11,054,032)	(2,206,208)	3,532,878	—	$1,746,288	$31,587,127
Bond	5,092,572	61,583,647	13,737,252	(4,812,565)	(967,093)	(944,292)	$1,951,077	—	68,596,949
Capital Appreciation	1,793,635	21,441,860	4,361,643	(4,883,189)	(2,195,909)	3,211,755	—	2,297,786	21,936,160
Capital Appreciation Value	5,118,841	46,162,793	5,703,015	(4,500,774)	(1,037,115)	(2,101,134)	678,158	4,993,722	44,226,785
Core Bond	6,349,265	56,040,923	18,667,608	(3,127,906)	(535,350)	(822,400)	1,402,670	—	70,222,875
Disciplined Value	1,436,566	30,598,593	3,001,885	(2,563,164)	54,772	(1,843,607)	418,682	1,600,913	29,248,479
Disciplined Value International	2,843,775	31,772,391	7,570,345	(4,204,040)	114,313	4,303,900	698,606	140,005	39,556,909
Diversified Real Assets	5,978,161	62,457,015	9,453,886	(2,911,320)	54,223	(5,565,733)	1,451,886	2,031,149	63,488,071
Emerging Markets Debt	5,465,240	38,387,430	5,154,065	(4,016,456)	(1,231,205)	727,980	1,741,346	—	39,021,814
Emerging Markets Equity	4,412,054	41,809,529	3,649,387	(6,249,946)	(3,148,835)	1,927,647	546,305	—	37,987,782
Equity Income	2,264,075	41,249,585	5,808,902	(2,474,269)	159,022	(4,895,529)	676,581	3,460,139	39,847,711
Financial Industries	771,022	12,520,576	2,563,993	(2,347,585)	(612,131)	(2,147,832)	145,030	1,126,878	9,977,021
Floating Rate Income	963,700	13,137,299	1,150,845	(6,671,265)	(660,601)	213,649	642,115	—	7,169,927
Fundamental Global Franchise	1,185,392	14,541,074	1,633,959	(3,887,187)	(1,138,197)	1,699,998	55,812	1,137,949	12,849,647
Fundamental Large Cap Core	196,466	12,060,573	1,255,598	(1,290,625)	93,256	(199,222)	70,489	668,088	11,919,580
Global Equity	1,602,309	19,631,351	1,363,046	(3,514,282)	(725,696)	854,960	186,315	1,157,329	17,609,379
Health Sciences	2,718,813	13,239,285	969,188	(1,330,657)	(50,276)	141,198	—	374,442	12,968,738
High Yield	11,414,292	33,487,713	2,619,617	(2,334,531)	(400,651)	(42,415)	1,585,695	—	33,329,733
International Dynamic Growth	1,707,672	9,407,882	7,246,592	(790,065)	(285,803)	1,122,424	86,151	—	16,701,030
International Growth	745,222	17,479,725	2,848,175	(1,898,989)	(213,247)	(695,485)	—	2,149,127	17,520,179
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	1,743,335	$17,541,043	$1,426,779	$(2,822,202)	$114,187	$685,408	$291,940	$351,023	$16,945,215
International Strategic Equity Allocation	11,648,657	100,242,631	13,815,455	(15,123,481)	(1,362,184)	7,149,006	2,337,391	—	104,721,427
John Hancock Collateral Trust	275,988	2,075,768	16,392,868	(15,710,456)	738	(304)	83,201	—	2,758,614
Mid Cap Growth	2,180,013	30,620,487	4,343,941	(5,295,320)	(2,994,176)	2,319,239	—	2,083,226	28,994,171
Mid Value	2,436,879	36,437,094	8,252,490	(3,687,526)	379,599	(5,096,532)	195,476	5,862,030	36,285,125
Science & Technology	3,849,217	6,789,548	1,643,238	(3,175,672)	(2,833,670)	3,542,843	—	789,399	5,966,287
Short Duration Bond	3,969,162	15,186,236	25,498,342	(4,179,695)	(366,450)	417,552	1,081,036	—	36,555,985
Small Cap Growth	—	3,913,880	323,930	(3,903,602)	317,195	(651,403)	—	—	—
Small Cap Value	348,255	4,625,816	2,295,522	(277,798)	33,782	(958,968)	51,139	712,211	5,718,354
Strategic Income Opportunities	3,902,880	41,563,568	2,383,505	(5,549,586)	(493,579)	110,140	1,255,714	—	38,014,048
U.S. Sector Rotation	12,850,750	126,927,744	5,270,212	(22,563,083)	(3,120,734)	7,343,507	1,230,017	2,144,327	113,857,646
					$(25,405,672)	$13,848,087	$18,862,832	$34,826,031	$1,015,582,768
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	—	$18,532,929	—	$(18,859,135)	$(140,539)	$466,745	—	—	—
Blue Chip Growth	343,942	20,018,970	$1,759,744	(7,664,538)	1,088,556	(757,150)	—	$895,216	$14,445,582
Bond	6,098,998	80,109,370	12,023,343	(7,536,874)	(1,580,962)	(861,380)	$2,430,203	—	82,153,497
Capital Appreciation	820,234	10,407,659	1,824,882	(2,644,321)	(1,039,878)	1,483,119	—	1,071,460	10,031,461
Capital Appreciation Value	5,080,048	48,970,680	5,906,745	(7,659,310)	(1,500,050)	(1,826,447)	706,240	5,200,505	43,891,618
Core Bond	7,030,915	69,419,410	14,311,315	(4,249,689)	(785,542)	(933,579)	1,679,094	—	77,761,915
Disciplined Value	667,978	15,790,325	1,406,368	(2,755,992)	113,632	(954,310)	210,485	804,830	13,600,023
Disciplined Value International	1,890,848	23,043,299	4,411,237	(4,184,169)	133,198	2,898,134	487,680	97,734	26,301,699
Diversified Real Assets	6,159,286	69,351,895	7,149,590	(5,411,910)	113,880	(5,791,836)	1,599,777	2,238,045	65,411,619
Emerging Markets Debt	5,427,825	40,392,257	3,849,044	(4,952,308)	(1,460,354)	926,034	1,787,498	—	38,754,673
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	2,195,722	$22,736,387	$1,070,892	$(4,279,852)	$(1,233,769)	$611,510	$286,768	—	$18,905,168
Equity Income	1,060,561	21,315,801	2,783,924	(3,158,641)	398,223	(2,673,438)	336,852	$1,715,010	18,665,869
Financial Industries	540,927	9,453,621	1,739,776	(2,216,105)	(447,260)	(1,530,436)	103,986	807,964	6,999,596
Floating Rate Income	1,527,352	19,501,485	1,273,720	(8,729,667)	(785,102)	103,061	1,088,901	—	11,363,497
Fundamental Global Franchise	1,367,642	17,259,369	1,993,700	(5,163,394)	(976,822)	1,712,387	63,900	1,302,853	14,825,240
Fundamental Large Cap Core	126,868	8,563,157	833,198	(1,559,577)	(142,306)	2,611	49,335	467,587	7,697,083
Global Equity	1,432,194	18,821,449	1,251,249	(4,456,053)	(744,855)	868,021	171,248	1,063,741	15,739,811
Health Sciences	1,929,222	10,109,068	388,456	(1,363,172)	55,008	13,028	—	273,481	9,202,388
High Yield	11,684,562	36,618,514	1,999,007	(4,010,285)	(695,415)	207,100	1,663,300	—	34,118,921
International Dynamic Growth	1,217,513	6,816,437	5,644,047	(1,121,797)	(423,436)	992,030	59,453	—	11,907,281
International Growth	480,918	12,683,989	1,606,932	(2,333,712)	(76,791)	(574,031)	—	1,488,313	11,306,387
International Small Company	1,178,133	12,610,580	824,535	(2,536,566)	250,556	302,349	201,934	242,802	11,451,454
International Strategic Equity Allocation	7,849,456	72,607,399	7,166,842	(13,246,370)	(1,245,774)	5,284,508	1,610,900	—	70,566,605
John Hancock Collateral Trust	270,902	2,106,056	13,163,760	(12,562,440)	725	(332)	81,012	—	2,707,769
Mid Cap Growth	1,296,909	19,729,844	2,318,036	(4,346,045)	(1,982,862)	1,529,920	—	1,295,069	17,248,893
Mid Value	1,452,753	23,709,823	5,215,427	(4,371,208)	494,987	(3,417,540)	123,437	3,701,681	21,631,489
Science & Technology	3,042,337	5,055,332	1,061,963	(2,051,389)	(1,679,621)	2,329,338	—	571,293	4,715,623
Short Duration Bond	5,164,817	30,409,967	21,641,817	(4,249,616)	(378,536)	144,335	1,429,688	—	47,567,967
Small Cap Growth	—	4,123,925	141,351	(3,928,062)	75,838	(413,052)	—	—	—
Small Cap Value	280,863	4,903,133	1,236,281	(644,346)	84,604	(967,905)	52,920	737,019	4,611,767
Strategic Income Opportunities	4,774,200	54,027,863	1,866,176	(8,869,456)	(715,489)	191,614	1,567,999	—	46,500,708
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	6,984,456	$79,560,016	$2,769,862	$(22,567,791)	$(3,260,350)	$5,380,545	$745,399	$1,299,476	$61,882,282
					$(18,486,506)	$4,744,953	$18,538,009	$25,274,079	$821,967,885
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	—	$10,382,613	—	$(10,562,653)	$(24,979)	$205,019	—	—	—
Blue Chip Growth	69,424	4,380,820	$438,265	(1,908,826)	623,997	(618,450)	—	$199,185	$2,915,806
Bond	4,187,723	58,797,554	4,538,372	(5,199,448)	(889,659)	(838,189)	$1,726,575	—	56,408,630
Capital Appreciation	165,556	1,698,236	779,909	(611,810)	(130,907)	289,324	—	182,120	2,024,752
Capital Appreciation Value	2,624,716	25,101,636	3,081,393	(3,756,967)	(768,396)	(980,119)	368,427	2,712,967	22,677,547
Core Bond	5,149,091	55,478,502	6,139,881	(3,334,704)	(548,684)	(786,049)	1,318,972	—	56,948,946
Disciplined Value	136,684	3,153,609	315,053	(513,368)	5,793	(178,202)	42,894	164,014	2,782,885
Disciplined Value International	856,285	9,036,510	3,578,876	(1,957,196)	72,295	1,180,446	191,964	38,471	11,910,931
Diversified Real Assets	3,565,595	40,840,168	4,418,901	(4,050,952)	194,726	(3,536,228)	958,972	1,341,576	37,866,615
Emerging Markets Debt	3,292,070	25,022,772	2,033,055	(3,263,032)	(949,796)	662,382	1,095,260	—	23,505,381
Emerging Markets Equity	732,744	9,161,157	481,340	(3,131,583)	(946,758)	744,772	115,191	—	6,308,928
Equity Income	217,183	4,256,878	632,036	(602,089)	80,066	(544,470)	68,190	350,402	3,822,421
Financial Industries	273,113	4,698,368	695,890	(864,613)	(180,538)	(815,021)	53,052	412,211	3,534,086
Floating Rate Income	1,227,576	14,997,000	1,069,644	(6,403,428)	(472,522)	(57,530)	888,949	—	9,133,164
Fundamental Global Franchise	728,223	9,117,834	1,237,679	(2,848,114)	(318,862)	705,399	34,280	698,940	7,893,936
Fundamental Large Cap Core	71,254	4,732,416	615,429	(951,933)	(89,225)	16,323	28,124	266,557	4,323,010
Global Equity	748,877	9,785,166	736,164	(2,353,873)	(261,453)	324,157	90,317	561,023	8,230,161
Global Shareholder Yield	418,223	4,688,578	424,413	(757,117)	68,078	(149,713)	84,728	257,002	4,274,239
Health Sciences	971,412	5,057,813	246,675	(711,734)	66,279	(25,399)	—	138,667	4,633,634
High Yield	7,191,009	23,078,716	1,033,293	(2,809,298)	(470,087)	165,124	1,033,293	—	20,997,748
International Dynamic Growth	586,356	2,686,340	3,335,038	(525,171)	(99,157)	337,509	23,326	—	5,734,559
International Growth	213,210	5,015,177	974,778	(729,827)	(273,778)	26,210	—	583,896	5,012,560
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Small Company	502,670	$5,446,989	$410,034	$(1,215,098)	$244,056	$(29)	$87,254	$104,913	$4,885,952
International Strategic Equity Allocation	3,470,027	31,903,400	3,499,521	(5,990,470)	(586,877)	2,369,972	709,315	—	31,195,546
John Hancock Collateral Trust	156,713	1,274,921	6,736,812	(6,445,539)	467	(250)	46,843	—	1,566,411
Mid Cap Growth	491,439	7,509,893	986,884	(1,772,685)	(158,858)	(29,102)	—	502,486	6,536,132
Mid Value	553,081	9,011,116	2,155,200	(1,796,911)	201,152	(1,335,174)	47,953	1,438,047	8,235,383
Science & Technology	1,615,356	2,557,429	689,373	(1,124,811)	(743,205)	1,125,016	—	290,664	2,503,802
Short Duration Bond	3,850,708	25,828,166	13,350,386	(3,486,966)	(304,924)	78,362	1,090,815	—	35,465,024
Small Cap Growth	—	1,546,844	125,878	(1,542,240)	(238,490)	108,008	—	—	—
Small Cap Value	151,051	1,834,964	1,305,112	(281,054)	10,859	(389,619)	20,303	282,757	2,480,262
Strategic Income Opportunities	2,689,328	30,549,443	986,253	(5,046,072)	(311,943)	16,374	887,622	—	26,194,055
U.S. Sector Rotation	2,924,674	33,895,682	2,118,600	(11,041,922)	(1,552,863)	2,493,117	325,103	566,762	25,912,614
					$(8,754,193)	$563,970	$11,337,722	$11,092,660	$445,915,120
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	—	$3,560,578	—	$(3,622,487)	$41,592	$20,317	—	—	—
Blue Chip Growth	27,647	1,575,366	$120,960	(570,563)	215,854	(180,454)	—	$68,615	$1,161,163
Bond	1,735,685	24,734,011	1,850,473	(2,479,247)	(441,778)	(283,783)	$721,096	—	23,379,676
Capital Appreciation	65,939	724,057	287,823	(263,197)	(20,083)	77,840	—	75,472	806,440
Capital Appreciation Value	933,396	9,219,164	1,164,449	(1,699,301)	(291,848)	(327,924)	130,376	960,042	8,064,540
Core Bond	2,061,081	22,953,396	2,173,702	(1,797,415)	(297,366)	(236,761)	542,138	—	22,795,556
Disciplined Value	54,346	1,188,244	125,129	(141,845)	(1,583)	(63,464)	15,509	59,302	1,106,481
Disciplined Value International	281,248	3,498,515	746,375	(781,928)	23,567	425,624	70,898	14,208	3,912,153
Diversified Real Assets	1,270,227	14,812,738	1,397,467	(1,529,038)	72,236	(1,263,594)	347,119	485,611	13,489,809
Emerging Markets Debt	1,239,025	9,583,620	675,367	(1,281,850)	(360,501)	230,005	409,868	—	8,846,641
|	31

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	116,909	$1,878,180	$127,743	$(967,297)	$(141,480)	$109,437	$22,974	—	$1,006,583
Equity Income	85,417	1,601,922	265,328	(186,394)	48,212	(225,724)	25,587	$126,897	1,503,344
Floating Rate Income	580,943	7,103,346	523,679	(3,064,666)	(119,119)	(121,022)	421,611	—	4,322,218
Fundamental Global Franchise	219,684	3,171,549	466,818	(1,350,765)	(78,781)	172,553	11,495	234,362	2,381,374
Fundamental Large Cap Core	22,462	1,416,017	216,807	(260,650)	3,009	(12,411)	8,098	76,749	1,362,772
Global Equity	272,141	3,940,193	273,460	(1,237,378)	(142,638)	157,190	34,769	215,972	2,990,827
Global Shareholder Yield	187,236	2,102,726	175,930	(330,859)	33,436	(67,686)	37,401	111,459	1,913,547
High Yield	2,720,977	8,768,457	436,409	(1,139,644)	(195,152)	75,184	390,731	—	7,945,254
International Dynamic Growth	172,485	1,037,521	767,624	(201,559)	(66,274)	149,590	8,773	—	1,686,902
International Growth	68,255	1,926,309	289,386	(513,729)	(101,532)	4,236	—	219,615	1,604,670
International Small Company	134,286	1,459,799	116,329	(336,175)	63,245	2,058	22,708	27,303	1,305,256
International Strategic Equity Allocation	1,061,872	9,789,916	1,287,775	(2,073,096)	(220,247)	761,884	211,371	—	9,546,232
John Hancock Collateral Trust	42,246	316,506	2,425,331	(2,319,608)	105	(64)	12,446	—	422,270
Mid Cap Growth	118,008	1,817,591	275,859	(487,611)	18,805	(55,137)	—	116,809	1,569,507
Mid Value	132,649	2,180,990	462,630	(403,864)	75,346	(339,961)	11,218	336,401	1,975,141
Short Duration Bond	1,727,092	12,724,824	5,077,884	(1,768,567)	(152,535)	24,912	489,736	—	15,906,518
Strategic Income Opportunities	1,002,350	11,484,492	410,070	(2,018,487)	(100,439)	(12,752)	329,327	—	9,762,884
U.S. Sector Rotation	902,570	10,096,984	844,783	(3,275,511)	(428,617)	759,132	92,730	161,659	7,996,771
					$(2,564,566)	$(220,775)	$4,367,979	$3,290,476	$158,764,529
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	—	$3,411,268	—	$(3,471,789)	$95,714	$(35,193)	—	—	—
Blue Chip Growth	16,039	768,305	$178,168	(320,452)	(11,541)	59,154	—	$34,008	$673,634
Bond	1,360,193	19,632,592	1,987,674	(2,726,703)	(468,447)	(103,317)	$578,433	—	18,321,799
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	645,816	$6,208,910	$1,111,714	$(1,315,513)	$(236,185)	$(189,080)	$91,692	$675,186	$5,579,846
Core Bond	1,709,584	19,582,176	2,369,746	(2,584,797)	(433,942)	(25,187)	464,765	—	18,907,996
Disciplined Value International	175,976	2,173,166	667,572	(695,504)	13,039	289,555	45,919	9,202	2,447,828
Diversified Real Assets	937,649	10,715,197	2,645,525	(2,563,409)	48,244	(887,725)	251,989	352,525	9,957,832
Emerging Markets Debt	939,993	7,233,791	818,753	(1,247,574)	(345,109)	251,692	318,681	—	6,711,553
Emerging Markets Equity	358	354,841	78,661	(424,885)	(1,672)	(3,861)	4,479	—	3,084
Equity Income	44,577	915,280	249,863	(285,589)	18,902	(113,907)	14,848	74,901	784,549
Floating Rate Income	526,687	6,237,675	718,028	(2,810,075)	(189,749)	(37,325)	394,106	—	3,918,554
Fundamental Global Franchise	163,585	2,141,162	462,231	(918,923)	(32,000)	120,795	7,960	162,295	1,773,265
Fundamental Large Cap Core	13,487	1,047,879	238,949	(439,645)	(17,620)	(11,295)	6,155	58,336	818,268
Global Equity	185,601	2,445,729	417,682	(846,544)	(64,529)	87,412	22,641	140,638	2,039,750
Global Shareholder Yield	166,846	1,863,581	370,102	(500,867)	12,874	(40,524)	34,552	102,862	1,705,166
High Yield	2,077,008	6,668,336	563,602	(1,077,649)	(189,056)	99,630	304,457	—	6,064,863
International Dynamic Growth	110,894	646,648	604,230	(223,122)	(106,332)	163,117	5,702	—	1,084,541
International Growth	41,733	1,206,985	314,498	(477,007)	(78,698)	15,358	—	142,223	981,136
International Small Company	66,095	707,646	124,221	(222,315)	30,769	2,120	11,426	13,739	642,441
International Strategic Equity Allocation	680,616	5,934,797	1,458,899	(1,614,443)	(184,740)	524,222	133,622	—	6,118,735
John Hancock Collateral Trust	40,343	269,294	1,831,677	(1,697,753)	96	(65)	11,028	—	403,249
Mid Cap Growth	43,108	688,723	221,681	(323,676)	(12,093)	(1,292)	—	45,908	573,343
Mid Value	48,884	814,158	306,666	(288,698)	13,449	(117,690)	4,456	133,625	727,885
Short Duration Bond	1,585,677	11,663,172	5,343,179	(2,283,245)	(194,115)	75,095	458,644	—	14,604,086
|	33

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	758,263	$8,648,294	$353,286	$(1,531,476)	$(67,300)	$(17,323)	$253,814	—	$7,385,481
U.S. Sector Rotation	461,388	6,000,713	744,745	(2,822,939)	(394,571)	559,947	57,154	$99,638	4,087,895
					$(2,794,612)	$664,313	$3,476,523	$2,045,086	$116,316,779
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
34	|